Merk Asian Currency Fund
Investment Objective
The Fund seeks to profit from a rise in Asian currencies relative to the U.S. dollar.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Asian Currency Fund	Investor Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Asian Currency Fund	Investor Shares	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Merk Asian Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Class	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities or instruments that provide exposure to Asian currencies. The Fund normally expects to achieve this exposure through investments in high quality, short-term debt instruments denominated in Asian currencies or a combination of U.S. dollar denominated securities and forward currency contracts, including non-deliverable forward contracts, that seek to profit from a rise in Asian currencies relative to the U.S. dollar.

To the extent that the Fund has gained exposure to Asian currencies through investments in forward currency contracts and other derivative instruments the Fund will not invest a substantial portion of its assets directly in securities of issuers located in Asian markets.

The Adviser will determine and revise currency exposure allocations based on both quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Factors. Quantitative factors that the Adviser may consider include a country’s gross domestic product; its trade and current account balance with the United States; its interest rates; and the volatility of its currency relative to other currencies.

Qualitative Factors. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency.

Once the Adviser has allocated the currency exposure levels for the Fund, the Adviser will select instruments to create a liquid portfolio of short duration. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments or other considerations it deems relevant evolve.

To mitigate interest rate risk to its portfolio, the Fund will only buy money market or high quality debt instruments with effective maturities of less than eighteen months at the time of purchase. The Adviser may sacrifice yield in return for high credit quality of debt securities. The Fund will specifically seek exposure to the currency risk of select Asian currencies. The Adviser will invest in a basket of instruments that provide exposure to Asian currencies to reduce the exposure to the risks of any one currency.

The Adviser may choose to predominantly, or even exclusively, buy U.S. fixed-income instruments in conjunction with forward contracts, as well as non-deliverable forward contracts (“NDF contracts”) in order to mitigate the risks of investing in countries that do not have well developed debt markets or where the government may restrict the flow of capital.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Asian and Emerging Markets Risk. Asian markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Many Asian markets are considered emerging markets and have more risk than securities issued in more developed foreign markets.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities. Investment risk and price volatility may increase as a security’s credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

The following chart illustrates the variability of the Investor Share Class returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Citigroup 3-Month U.S. T-Bill Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 2.64% for the quarter ended September 30, 2010, and the lowest return was -3.90% for the quarter ended September 30, 2011.

The calendar year-to-date total return as of June 30, 2012 was -0.64%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year		Since Inception		Inception Date
Merk Asian Currency Fund Investor Shares	Return Before Taxes	(2.15%)		(0.78%)
Merk Asian Currency Fund Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	(2.79%)		(1.06%)
Merk Asian Currency Fund Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.39%)		(0.82%)
Merk Asian Currency Fund Institutional Class	Return Before Taxes	(1.93%)	[1]	(0.67%)	[1]
Merk Asian Currency Fund						Apr. 01, 2008
Merk Asian Currency Fund Citigroup 3-Month U.S. T-Bill Index	(reflects no deduction for fees, expenses or taxes)	0.08%		0.39%	[2]
[1]	For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.
[2]	Since March 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.